Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Inventory
Schedule of inventory

	December 31,	December 31,
	2024	2023
Raw materials	$3,737	$—
Work in process	7,069	—
Inventory	$10,806	$—

Recognized as:
Inventory	$241	$—
Other assets	10,565	—